UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3075 Sanders Road

Northbrook, Illinois 60062

(Address of principal executive offices) (Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, Illinois 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2016

	Number of Shares	Fair Value	% of Net Assets
COMMON STOCKS

CAPITAL GOODS
Allegion PLC	116	$7,994
Caterpillar, Inc.	200	17,754
Emerson Electric Company	500	27,255
General Electric Company	1,050	31,101
Ingersoll-Rand PLC	350	23,779

		107,883	13.1%

CONSUMER GOODS
PepsiCo, Inc.	300	32,631
Procter & Gamble Company	400	35,900

		68,531	8.3%
CONSUMER SERVICES
Target Corporation	550	37,774
The Walt Disney Company	250	23,215
Wal-Mart Stores, Inc.	300	21,636

		82,625	10.0%
COURIER SERVICES
Fedex Corporation	100	17,468	2.1%

ENERGY
Chevron Corporation	445	45,799
Dominion Resources, Inc.	400	29,708
Exxon Mobil Corporation	490	42,767

		118,274	14.5%

FINANCIAL
American Express Company	400	25,616
Bank of America Corporation	1,500	23,475
Citigroup, Inc.	500	23,615
JPMorgan Chase & Company	550	36,625
Wells Fargo & Company	700	30,996

		140,327	17.1%

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2016

	Number of Shares	Fair Value	% of Net Assets
COMMON STOCKS - Continued

HEALTH CARE
Express Scripts Holding Company*	350	$24,686
Johnson & Johnson	250	29,532
Stryker Corporation	300	34,923

		89,141	10.8%
TECHNOLOGY
Apple, Inc.	300	33,915
Cisco Systems, Inc.	600	19,032
Dell Technologies, Inc.*	139	6,644
Jabil Circuit, Inc.	1,400	30,548
Microsoft Corporation	500	28,800
Oracle Corporation	600	23,568
TE Connectivity Ltd.	500	32,190

		174,697	21.2%

TOTAL COMMON STOCKS (Cost: $553,274)		798,946	97.1%

TOTAL INVESTMENTS (Cost: $553,274)		798,946	97.1%

CASH AND ACCRUED DIVIDENDS LESS LIABILITIES		23,741	2.9%

TOTAL CONTRACT OWNERS’ EQUITY		$822,687	100.0%

*	Non-income producing security

All investments held as of September 30, 2016, were in domestic companies based in the United States, except for Allegion PLC and Ingersoll-Rand PLC, which are based in Ireland, and TE Connectivity Ltd., which is based in Switzerland.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2016

NOTE A – INVESTMENTS AND ACCOUNTING POLICIES

Allstate Assurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Allstate Assurance Company has taken steps to deregister Separate Account B as an investment company under the Investment Company Act of 1940. The separate account is required to have less than 100 contract owners in order to qualify for deregistration. This requirement has been met by Separate Account B as of December 31, 2009. As of September 30, 2016, the deregistration process had not been finalized with the Securities and Exchange Commission.

Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998, as well as accounting and other services. On February 1, 2001, Unum Group (formerly UnumProvident Corporation) sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company (“Allstate Life”), a wholly-owned subsidiary of Allstate Insurance Company (“Allstate”), a wholly-owned subsidiary of Allstate Insurance Holdings (“Allstate Holdings”), a wholly-owned subsidiary of The Allstate Corporation (the “Corporation”). This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at fair value using published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Security transactions are recorded on a trade date basis. Realized and unrealized gains and losses on investments are credited or charged to contract owners’ equity through the statement of operations. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $248,254 and gross unrealized losses of $2,582 at September 30, 2016. Dividend income is recorded on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the period ended September 30, 2016, is shown below.

Nine Months Ended September 30, 2016
Cost of investments purchased	$93,552

Proceeds from investments sold	$122,819

Net assets allocated to contracts in the payout period are computed according to the 1971 Individual Annuity Mortality Table or the 1983a Individual Annuity Mortality Table. The assumed investment return is 3.5 percent. The mortality risk is fully borne by Unum Group and may result in additional amounts being transferred into Separate Account B by Unum Group to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Unum Group.

NOTES TO FINANCIAL STATEMENTS – Continued

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2016

NOTE B – FAIR VALUE MEASUREMENTS

Accounting Standards Codification 820 (“ASC 820”), Fair Value Measurements, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that Separate Account B can access.

•	Level 2 – Assets and liabilities whose values are based on the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 – Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect Separate Account B’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

As of September 30, 2016, all investments held by Separate Account B were valued using Level 1 inputs as defined by ASC 820. See the Schedule of Investments for the listing of investments segregated by type and industry composition.

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company Separate Account B

By (Signature and Title):	/s/ Lori B. Finlay
Lori B. Finlay
President

Date: November 21, 2016

By (Signature and Title):	/s/ Walter L. Rice
Walter L. Rice
Chief Financial Officer

Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

Allstate Assurance Company Separate Account B

By (Signature and Title):	/s/ Lori B. Finlay
Lori B. Finlay
President

Date: November 21, 2016

By (Signature and Title):	/s/ Walter L. Rice
Walter L. Rice
Chief Financial Officer

Date: November 21, 2016